ATLANTIC WHITEHALL FUNDS TRUST
Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Equity Income Fund
(the “Funds”)
Supplement dated December 23, 2008
to the Statement of Additional Information (“SAI”) dated March 28, 2008
This Supplement provides you with updated information regarding the Funds’ Chief Compliance and Anti-Money Laundering Compliance Officers.
Scott Trapani has been appointed the Funds’ Chief Compliance Officer, and Allen B. Johnson has been appointed the Funds’ Anti-Money Laundering Compliance Officer. Accordingly, references to Drew A. Ahrens in the table on page 18 of the SAI are deleted and replaced with the following:

Number of
		Term of		Portfolios
		Office and		in Fund	Other
	Position(s)	Length of	Principal	Complex	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name, Address and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee(2)

Scott Trapani Two Peachtree Pointe, Suite 1100 1555 Peachtree Street, NE Atlanta, Georgia 30309 (46)	Chief Compliance Officer	Since July 2008	Chief Compliance Officer of the Trust from July 2008 to present. Formerly, Group Vice President, Risk Management for Sun Trust Bank, from 2005 to 2008, and Vice President, GE Capital Corporation from 2002 to 2005.	N/A	N/A

Allen B. Johnson 50 Rockefeller Plaza 15th Floor New York, NY 10020 (32)	AML Compliance Officer	Since July 2008	AML Compliance Officer of the Trust from July 2008 to present and Associate Vice President, Compliance Department of Atlantic Trust from January 2006 to present. Formerly, compliance officer in the AML division at U.S. Trust Company from November 2002 to December 2005.	N/A	N/A

Additionally, information with respect to Kenneth Kozanda in the table on page 18 of the SAI is replaced with the following:

Number of
		Term of		Portfolios in
		Office and	Principal	Fund Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
	Held with	Time	During Past Five	Overseen by	Held by
Name, Address and Age	Trust	Served(1)	Years	Trustee Trustee(2)
EXECUTIVE OFFICERS*

Kenneth Kozanda One South Wacker Drive, Suite 3500 Chicago, IL 60606 (51)	Treasurer and Chief Financial Officer	Since May 2006	Chief Administrative Officer of Atlantic Trust Private Wealth Management from January 2007 to present. Formerly, Chief Financial Officer of Atlantic Trust Private Wealth Management from March 2004 to December 2006, and Chief Financial and Operating Officer of Stein Roe Investment Counsel LLC from January 2001 to February 2004.	N/A	N/A